Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 60% Portfolio
September 30, 2025
VIPFM-60-NPRT3-1125
1.856868.118
Bond Funds - 32.6%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	5,663,790	51,880,320
Fidelity High Income Fund (b)	15,889,380	129,498,448
Fidelity Inflation-Protected Bond Index Fund (b)	15,525,455	145,784,026
Fidelity Long-Term Treasury Bond Index Fund (b)	448,526	4,225,118
Fidelity New Markets Income Fund (b)	290,050	3,909,872
Fidelity Total Bond Fund (b)	110,244,658	1,068,270,734
VIP Investment Grade Bond II Portfolio - Investor Class (b)	109,176,595	1,067,747,102
TOTAL BOND FUNDS (Cost $2,442,926,773)		2,471,315,620

Domestic Equity Funds - 37.9%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	1,713,554	91,949,308
Fidelity Commodity Strategy Fund (b)	436,733	42,708,155
Fidelity Contrafund (b)	3,364,299	83,300,032
Fidelity Enhanced Large Cap Core ETF (b)	432,989	16,137,500
Fidelity Fundamental Small-Mid Cap ETF (b)	2,712,501	79,232,154
Fidelity Hedged Equity Fund (b)	5,198,643	77,147,856
Fidelity Real Estate Investment Portfolio (b)	412,234	15,912,235
Fidelity Stock Selector Small Cap Fund (b)	4,635,244	187,634,685
VIP Stock Selector Portfolio - Investor Class (b)	156,729,557	2,175,406,247
VIP Value Strategies Portfolio - Investor Class (b)	6,467,466	100,504,415
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,157,462,293)		2,869,932,587

International Equity Funds - 24.7%
	Shares	Value ($)
Fidelity Canada Fund (b)	1,152,364	90,933,054
Fidelity Emerging Markets Discovery Fund (b)	2,239,627	42,508,123
Fidelity Emerging Markets Fund (b)	9,245,388	443,316,356
Fidelity Enhanced International ETF (b)	4,017,956	141,753,488
Fidelity Global Commodity Stock Fund (b)	671,217	14,511,721
Fidelity Infrastructure Fund (b)	479,108	8,135,253
Fidelity International Capital Appreciation Fund (b)	4,783,329	181,718,684
Fidelity International Discovery Fund (b)	2,370,628	142,119,148
Fidelity International Small Cap Opportunities Fund (b)	2,942,263	70,937,969
Fidelity International Value Fund (b)	4,985,511	68,201,797
Fidelity Japan Smaller Companies Fund (b)	1,641,281	31,939,329
Fidelity Overseas Fund (b)	7,570,024	570,628,419
Fidelity Total International Equity Fund (b)	4,146,596	60,415,902
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,221,041,863)		1,867,119,243

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.27 to 4.28	550,000	549,071
US Treasury Bills 0% 10/2/2025	4.29	860,000	859,904
US Treasury Bills 0% 10/30/2025	4.28	170,000	169,444
US Treasury Bills 0% 10/9/2025	4.30	4,010,000	4,006,381
US Treasury Bills 0% 11/6/2025 (d)	4.18	2,800,000	2,788,737
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,372,967)			8,373,537

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $285,094,805)	4.21	285,037,798	285,094,805

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $6,114,898,701)	7,501,835,792
NET OTHER ASSETS (LIABILITIES) - 0.9%	68,109,607
NET ASSETS - 100.0%	7,569,945,399

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	392	12/19/2025	54,591,880	31,352	31,352
ICE MSCI Emerging Markets Index Contracts (United States)	751	12/19/2025	51,056,735	179,139	179,139

TOTAL EQUITY CONTRACTS					210,491

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	619	12/19/2025	69,627,828	373,978	373,978

TOTAL FUTURES CONTRACTS					584,469
The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,375,406.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	208,767,658	643,810,343	567,484,620	8,172,679	1,424	-	285,094,805	285,037,798	0.5%
Total	208,767,658	643,810,343	567,484,620	8,172,679	1,424	-	285,094,805

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	72,650,776	6,693,755	631,707	8,568	11,758	13,224,726	91,949,308	1,713,554
Fidelity Canada Fund	52,877,619	32,343,804	4,690,716	-	3,982	10,398,365	90,933,054	1,152,364
Fidelity Commodity Strategy Fund	18,829,687	30,861,423	8,165,516	783,774	(2,449,373)	3,631,934	42,708,155	436,733
Fidelity Contrafund	72,225,823	3,389,444	5,045,544	594,042	754,778	11,975,531	83,300,032	3,364,299
Fidelity Emerging Markets Discovery Fund	50,757,926	3,461,151	24,367,937	-	5,011,159	7,645,824	42,508,123	2,239,627
Fidelity Emerging Markets Fund	438,241,212	30,229,859	138,357,043	-	29,178,321	84,024,007	443,316,356	9,245,388
Fidelity Enhanced International ETF	123,642,268	1	16,634,289	3,292,037	3,703,616	31,041,892	141,753,488	4,017,956
Fidelity Enhanced Large Cap Core ETF	66,418,460	122,612,200	165,716,892	373,765	(5,916,824)	(1,259,444)	16,137,500	432,989
Fidelity Enhanced Mid Cap ETF	27,193,328	27,315,028	51,776,895	32,058	(607,358)	(2,124,103)	-	-
Fidelity Enhanced Small Cap ETF	39,359,760	25,110,890	59,301,447	-	(2,544,960)	(2,624,243)	-	-
Fidelity Floating Rate High Income Fund	51,163,318	4,260,049	2,826,934	2,782,364	(9,118)	(706,995)	51,880,320	5,663,790
Fidelity Fundamental Small-Mid Cap ETF	15,140,993	60,566,832	1,889,724	364,858	(46,505)	5,460,558	79,232,154	2,712,501
Fidelity Global Commodity Stock Fund	10,338,744	2,325,956	673,834	-	14,233	2,506,622	14,511,721	671,217
Fidelity Hedged Equity Fund	87,581,711	32,886,671	55,375,264	-	7,405,179	4,649,559	77,147,856	5,198,643
Fidelity High Income Fund	51,648,384	101,460,463	30,785,015	4,682,408	523,204	6,651,412	129,498,448	15,889,380
Fidelity Inflation-Protected Bond Index Fund	99,263,205	83,350,965	43,773,201	1,616,016	(1,594,753)	8,537,810	145,784,026	15,525,455
Fidelity Infrastructure Fund	6,531,236	47,174	-	47,174	-	1,556,843	8,135,253	479,108
Fidelity International Capital Appreciation Fund	-	69,172,071	1,916,668	17,908	(20,229)	35,838,901	181,718,684	4,783,329
Fidelity International Capital Appreciation Fund	98,790,491	14,039,880	5,519,582	11,097,845	(4,460)	(28,661,720)	-	-
Fidelity International Discovery Fund	118,807,090	4,695,235	10,606,341	-	229,385	28,993,779	142,119,148	2,370,628
Fidelity International Small Cap Fund	50,393,862	1,847,172	63,414,724	-	23,258,059	(12,084,369)	-	-
Fidelity International Small Cap Opportunities Fund	67,510,200	2,441,080	14,947,097	-	627,154	15,306,632	70,937,969	2,942,263
Fidelity International Value Fund	77,138,698	2,441,081	38,741,427	-	11,684,255	15,679,190	68,201,797	4,985,511
Fidelity Japan Smaller Companies Fund	51,669,588	-	30,732,091	-	6,696,345	4,305,487	31,939,329	1,641,281
Fidelity Long-Term Treasury Bond Index Fund	67,144,997	41,731,380	106,513,912	1,998,492	(5,718,586)	7,581,239	4,225,118	448,526
Fidelity New Markets Income Fund	3,531,269	141,540	-	144,608	-	237,063	3,909,872	290,050
Fidelity Overseas Fund	482,884,065	27,564,206	36,925,515	-	1,159,948	95,945,715	570,628,419	7,570,024
Fidelity Real Estate Investment Portfolio	33,288,385	1,354,891	19,122,804	524,213	(428,603)	820,366	15,912,235	412,234
Fidelity Stock Selector Small Cap Fund	109,258,326	76,020,152	11,868,238	-	(188,144)	14,412,589	187,634,685	4,635,244
Fidelity Total Bond Fund	1,028,036,827	182,734,657	173,646,372	32,207,953	(4,926,386)	36,072,008	1,068,270,734	110,244,658
Fidelity Total International Equity Fund	-	60,415,902	-	-	-	-	60,415,902	4,146,596
VIP Investment Grade Bond II Portfolio - Investor Class	1,023,590,740	154,970,824	171,432,817	210,706	(7,353,074)	67,971,429	1,067,747,102	109,176,595
VIP Stock Selector Portfolio - Investor Class	2,067,435,170	101,340,095	259,514,731	-	30,750,389	235,395,324	2,175,406,247	156,729,557
VIP Value Strategies Portfolio - Investor Class	97,917,265	8,811,633	7,497,393	1,854,235	(169,073)	1,441,983	100,504,415	6,467,466
	6,661,261,423	1,316,637,464	1,562,411,670	62,633,024	89,034,319	703,845,914	7,208,367,450

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.